Income Taxes - Components of Recognized Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	€ 4,812	€ 4,201
Netting	(2,136)	(2,004)
Total deferred tax assets (net)	2,676	2,197
Total deferred tax liabilities (gross)	2,351	2,271
Netting	(2,136)	(2,004)
Total deferred tax liabilities (net)	215	267
Intangible assets
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	1,120	1,074
Total deferred tax liabilities (gross)	596	581
Property, plant, and equipment
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	39	37
Total deferred tax liabilities (gross)	80	89
Leases
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	374	379
Total deferred tax liabilities (gross)	336	334
Other financial assets
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	69	85
Total deferred tax liabilities (gross)	249	199
Trade and other receivables
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	79	61
Total deferred tax liabilities (gross)	79	135
Other non-financial assets
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	48	27
Total deferred tax liabilities (gross)	739	648
Pension provisions
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	215	211
Total deferred tax liabilities (gross)	28	33
Share-based payments
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	313	267
Total deferred tax liabilities (gross)	5	6
Contract liabilities
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	928	813
Total deferred tax liabilities (gross)	21	10
Trade and other payables
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	148	188
Total deferred tax liabilities (gross)	44	42
Financial liabilities
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	138	164
Total deferred tax liabilities (gross)	157	191
Other non-financial liabilities
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	844	679
Total deferred tax liabilities (gross)	12	1
Provisions
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	107	21
Total deferred tax liabilities (gross)	5	2
Net operating loss carryforwards
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	310	151
Research and development and foreign tax credits
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	€ 80	€ 44